Share Capital (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended					12 Months Ended
		May 17, 2019 USD ($) $ / shares	Jun. 27, 2018 USD ($)	Jun. 25, 2018 USD ($) Period $ / shares shares	Nov. 21, 2017 USD ($)	Nov. 16, 2017 $ / shares shares	Mar. 31, 2019 shares	Jan. 31, 2018 shares	Mar. 31, 2017 shares	Sep. 30, 2014 shares	Apr. 30, 2011 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Feb. 28, 2000 $ / shares shares
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares	[1]											35,882,928	35,881,128
Ordinary shares issued, value | $												$ 2	$ 13,725	$ 19,031
Unrecognized compensation expenses | $												$ 2,585
Unrecognized compensation cost expected to be recognized over weighted average period												1 year 6 months
New Option Plan [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares											159,458
Ordinary shares reserved description											Under the New Plan, the Company reserved up to 766,958 Ordinary Shares (of which 159,458 Ordinary Shares shall be taken from the unallocated pool reserved under the Plan) for allocation to employees and non-employees.
Employee Share Ownership and Option Plan 2014 [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares										28,000
Ordinary shares reserved description										Under the 2014 Plan, the Company reserved up to 928,000 Ordinary Shares (of which 28,000 Ordinary Shares shall be taken from the unallocated pool reserved under the New Plan).
2014 Plan [Member]
Disclosure of classes of share capital [line items]
Increase ordinary shares available for issuance | shares							1,930,305	1,402,385	1,027,911
Top of Range [Member] | Option Plan [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares															1,423,606
Top of Range [Member] | New Option Plan [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares											766,958
Top of Range [Member] | Employee Share Ownership and Option Plan 2014 [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares reserved for issuance | shares										928,000
NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value												$ 0.01	$ 0.01
NIS [Member] | Employees and Non-employees [Member] | Option Plan [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value															$ 0.01
Underwriting Agreement [Member] | Piper Jaffray & Co [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares						2,500,000
Public offering price for each ordinary share						$ 7.50
Ordinary shares issued, value | $					$ 17,900
Underwriting Agreement [Member] | Piper Jaffray & Co [Member] | Underwriters [Member]
Disclosure of classes of share capital [line items]
Ordinary share price						7.20
Underwriting Agreement [Member] | NIS [Member] | Piper Jaffray & Co [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value						$ 0.01
Securities Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares				5,904,762
Public offering price for each ordinary share				$ 2.50
Additional purchase price of warrants				0.125
Warrants price per share				$ 2.625
Gross proceeds from warrants | $				$ 15,500
Gross proceeds from offering | $			$ 13,700
Securities Purchase Agreement [Member] | Short-term Warrant [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares				2,952,381
Ordinary share price				$ 2.40
Warrants price per share				$ 2.51
Warrants expiration date				Jan. 06, 2020
Expected volatility				88.00%
Risk-free interest rate				2.279%
Expected dividend				0.00%
Expected life | Period				1.5
Securities Purchase Agreement [Member] | Long-term Warrant [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares				2,952,381
Ordinary share price				$ 2.40
Warrants price per share				$ 3.00
Warrants expiration date				Jun. 26, 2022
Expected volatility				109.00%
Risk-free interest rate				2.715%
Expected dividend				0.00%
Expected life | Period				4.0
Securities Purchase Agreement [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value				$ 0.01
Equity Distribution Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares												1,800
Proceeds from offering, net of placement agent fees and offering costs | $		$ 15,000										$ 2
Equity Distribution Agreement [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Ordinary shares, par value		$ 0.01

[1]	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.